RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short term lease cost	$ 4,673	$ 4,066
Interest income	15,202	13,157
Payment of lease liabilities	5,131	9,196
Disposal of equipment	11,297	17,854
Related party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Loans to related parties	72,731
Interest income	11,765	9,317
Payment by related parties on behalf of the Group	8,859	4,619
Repayments of borrowing from related parties	226,108	161,639
Related party | Purchase of Geely License
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Purchases	8,859	4,619
Related party | Short-Term Loan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Proceeds of borrowing from related parties	261,003	342,633
Related party | Purchase of products and services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Purchases	334,976	178,224
Related party | Purchase of products and services for R&D activities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Purchases	14,221	49,264
Related party | Purchase of equipment and software
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Purchases	58	465
Related party | Short-term lease
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short term lease cost	81	151
Related party | Staff salary, social welfare and other travel expenses
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payment by related parties on behalf of the Group	929	1,294
Related party | Unsecured loan to a related party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Loans to related parties	72,731	0
Interest income	11,564	9,017
Interest expense on borrowing due to related parties	23,183	13,799
Related party | Unsecured loan from a related party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Interest income	11,765	9,317
Repayments of borrowing from related parties	226,108	161,639
Related party | Lease agreements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payment of lease liabilities	935	922
Related party | Disposal Of Equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Disposal of equipment	331	10,162
Related party | Refund of license fee in connection with adjustments to the product pipeline from a related party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Disposal of equipment	99,114
Related party | Provision of services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	231	16,685
Related party | Sales of goods
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 11,767	$ 2,762